Condensed Consolidated Balance Sheets - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,749	$ 19,623
Accounts receivable	10,436	13,211
Inventories	10,902	8,633
Prepaid expenses and other current assets	1,481	1,211
Total current assets	26,568	42,678
Property, plant and equipment, net	12,646	12,676
Right of use assets, net	3,005	3,637
Intangible assets, net	17,841	19,011
Goodwill	6,740	6,740
Restricted cash	1,560	1,560
Other assets	684	754
Total assets	69,044	87,056
Current liabilities:
Accounts payable	8,490	2,687
Accrued liabilities	12,044	14,851
Deferred revenue, current portion	295	360
Lease liability, current portion	1,434	1,381
Debt, current portion, net	20,726	25,909
Total current liabilities	42,989	45,188
Deferred revenue, less current portion	992	1,165
Lease liability, less current portion	1,811	2,511
Debt, less current portion, net	7,489	7,691
Other liabilities	562	848
Total liabilities	53,843	57,403
Commitments and contingencies
Stockholders' equity:
Preferred stock: $0.00001 par value; 20,000 shares authorized and no shares issued or outstanding at June 30, 2022 and December 31, 2021
Common stock: $0.00001 par value; 250,000 shares authorized, 182,624 and 182,224 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	1	1
Additional paid in capital	388,729	387,023
Accumulated deficit	(373,529)	(357,371)
Total stockholders' equity	15,201	29,653
Total liabilities and stockholders' equity	$ 69,044	$ 87,056